UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21076

Registrant Name:	PIMCO Municipal Income Fund II

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	May 31

Date of Reporting Period:	February 28, 2015

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Municipal Income Fund II

February 28, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 152.8%
MUNICIPAL BONDS & NOTES 149.7%
ALABAMA 4.8%
Alabama Docks Department State Revenue Bonds, Series 2010
6.000% due 10/01/2040	$2,000	$2,323
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2005
5.000% due 11/15/2030	1,000	1,024
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (a)	21,000	13,471
6.500% due 10/01/2053	17,000	19,736

		36,554

ARIZONA 13.0%
Arizona Health Facilities Authority Revenue Bonds, Series 2008
5.000% due 01/01/2035	3,500	3,783
5.500% due 01/01/2038	2,860	3,143
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2008
5.000% due 09/01/2039	29,700	32,320
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2010
5.250% due 10/01/2040	1,500	1,680
Pinal County, Arizona Electric District No. 3 Revenue Bonds, Series 2011
5.250% due 07/01/2036	1,750	1,997
5.250% due 07/01/2041	3,700	4,160
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (b)	10,000	11,162
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	12,430	14,342
5.000% due 12/01/2037	22,400	25,907

		98,494

CALIFORNIA 20.4%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
5.000% due 04/01/2034	1,430	1,614
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	6,000	6,997
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	5,000	5,697
California Health Facilities Financing Authority Revenue Bonds, (IBC/NPFGC Insured), Series 2007
5.000% due 11/15/2042	6,300	6,688
California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,500	1,691
8.110% due 11/15/2036 (c)	5,000	6,380
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	3,000	3,596
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	2,875	3,529
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	2,925	3,223
5.000% due 06/01/2037	1,590	1,718
California State General Obligation Bonds, Series 2008
5.125% due 08/01/2036	5,200	5,828
5.250% due 03/01/2038	2,500	2,775
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	9,500	11,388
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	5,945	6,991
5.500% due 03/01/2040	5,750	6,761
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	4,890	5,918
6.750% due 02/01/2038	17,415	21,085
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	1,935	2,054
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	1,000	1,103
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,108
6.000% due 08/15/2042	5,690	6,820
6.500% due 11/01/2021	630	690
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	4,000	3,417
Hayward Unified School District, California General Obligation Bonds, Series 2008
5.000% due 08/01/2033	2,000	2,111

Indian Wells Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,500	1,529
Los Angeles Community College District, California General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	2,000	2,213
Los Angeles Department of Water & Power, California Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2039	4,000	4,366
Los Angeles Unified School District, California General Obligation Bonds, (AMBAC Insured), Series 2005
5.000% due 07/01/2030	5,000	5,078
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,750	2,421
Montebello Unified School District, California General Obligation Bonds, (AGM Insured), Series 2008
5.000% due 08/01/2033	2,000	2,277
Newport Beach, California Revenue Bonds, Series 2011
5.875% due 12/01/2030	3,000	3,821
Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	500	566
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	2,000	2,198
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	3,300	3,760
Santa Clara County, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.750% due 02/01/2041	2,000	2,197
Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	4,725	5,086

		154,694

COLORADO 2.3%
Aurora, Colorado Revenue Bonds, Series 2010
5.000% due 12/01/2040	5,800	6,350
Colorado Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037	1,000	1,011
Colorado Health Facilities Authority Revenue Bonds, Series 2010
5.000% due 01/01/2040	6,045	6,633
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010
5.625% due 12/01/2040	1,000	1,110
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	1,430	1,990

		17,094

CONNECTICUT 0.3%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	1,000	1,085
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.875% due 04/01/2039	1,250	1,494

		2,579

FLORIDA 7.6%
Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2009
7.000% due 04/01/2039	1,000	1,234
Broward County, Florida Airport System Revenue Bonds, Series 2009
5.375% due 10/01/2029	600	685
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2042	12,100	13,400
Broward County, Florida Water & Sewer Utility Revenue Bonds, Series 2009
5.250% due 10/01/2034 (b)	8,500	9,647
Clearwater, Florida Water & Sewer Revenue Bonds, Series 2009
5.250% due 12/01/2039	1,000	1,156
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	320	346
Florida State General Obligation Bonds, Series 2009
5.000% due 06/01/2038 (b)	7,900	8,820
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2005
5.000% due 11/15/2031	1,830	1,892
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2008
5.625% due 11/15/2037	3,000	3,488
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	10,000	11,181
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	500	508
Sumter Landing Community Development District, Florida Revenue Bonds, (NPFGC Insured), Series 2005
4.750% due 10/01/2035	5,000	5,006

		57,363

GEORGIA 0.6%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2010
5.000% due 01/01/2040	1,500	1,668

Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	2,775	2,810

		4,478

ILLINOIS 8.6%
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AGC Insured), Series 2008
5.000% due 01/01/2038	1,250	1,326
Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	2,277	2,282
6.750% due 12/01/2032	5,406	5,416
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	3,085	3,410
7.000% due 01/01/2028	2,900	3,182
Illinois Finance Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	2,500	2,723
6.000% due 03/01/2037 ^	250	50
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037 (b)	5,000	5,732
7.125% due 11/15/2037	700	845
Illinois Finance Authority Revenue Bonds, Series 2010
6.000% due 05/01/2028	2,000	2,293
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	37,000	37,870

		65,129

INDIANA 0.7%
Indiana Finance Authority Revenue Bonds, Series 2009
6.000% due 08/01/2039	1,500	1,763
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.800% due 09/01/2047	990	1,005
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,900	2,332

		5,100

IOWA 3.5%
Iowa Finance Authority Revenue Bonds, Series 2007
6.750% due 11/15/2042	4,500	4,778
Iowa Finance Authority Revenue Bonds, Series 2013
5.250% due 12/01/2025	6,000	6,590
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	144	1
2.700% due 11/15/2046 ^	769	311
Iowa Finance Authority Revenue Notes, Series 2013
5.500% due 12/01/2022	5,000	5,301
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	10,350	9,756

		26,737

KANSAS 0.2%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	586
Manhattan, Kansas Revenue Bonds, Series 2007
5.000% due 05/15/2036	850	853

		1,439

KENTUCKY 0.2%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	1,000	1,157

LOUISIANA 1.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	892
6.000% due 10/01/2044	1,000	1,194
6.500% due 11/01/2035	450	541
Louisiana Public Facilities Authority Revenue Bonds, Series 2007
5.500% due 05/15/2047	3,300	3,467
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,366

		8,460

MARYLAND 2.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	4,050	4,404
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	1,400	1,584
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 08/15/2041	2,380	2,586

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2014
5.000% due 07/01/2039	5,000	5,533
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 07/01/2045	1,000	1,119

		15,226

MASSACHUSETTS 1.3%
Massachusetts Development Finance Agency Revenue Bonds, Series 2007
6.750% due 10/15/2037	4,610	4,813
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	1,000	1,133
7.625% due 10/15/2037	565	631
Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	2,900	3,361

		9,938

MICHIGAN 0.7%
Detroit, Michigan General Obligation Bonds, Series 2010
5.250% due 11/01/2035	1,000	1,095
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	800	456
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	3,000	3,755

		5,306

MINNESOTA 0.4%
North Oaks, Minnesota Revenue Bonds, Series 2007
6.000% due 10/01/2033	2,640	2,829
St Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	400	461

		3,290

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999
5.000% due 07/01/2024	40	41

MISSOURI 1.5%
Lee’s Summit, Missouri Tax Allocation Bonds, Series 2011
5.625% due 10/01/2023	530	563
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 11/15/2044	10,000	11,132

		11,695

NEVADA 1.4%
Clark County, Nevada General Obligation Bonds, Series 2006
4.750% due 11/01/2035 (b)	10,000	10,432

NEW HAMPSHIRE 0.3%
New Hampshire Business Finance Authority Revenue Bonds, Series 2009
6.125% due 10/01/2039	2,000	2,265

NEW JERSEY 6.4%
Burlington County, New Jersey Bridge Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	950	977
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.000% due 05/15/2028	525	316
New Jersey Economic Development Authority Revenue Bonds, Series 2010
5.875% due 06/01/2042	2,000	2,270
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 10/01/2021	4,000	4,479
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,500	1,572
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,817
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	4,000	4,664
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2014
5.000% due 07/01/2044	4,000	4,470
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.250% due 01/01/2040	2,000	2,219
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	3,300	2,547

5.000% due 06/01/2041	30,105	23,390

		48,721

NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	2,000	2,234

NEW YORK 21.1%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	33,500	37,403
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,880	4,388
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049	298	24
6.700% due 01/01/2049	825	836
New York City, New York Water & Sewer System Revenue Bonds, Series 2005
5.000% due 06/15/2037 (b)	2,830	2,861
New York City, New York Water & Sewer System Revenue Bonds, Series 2007
4.750% due 06/15/2035 (b)	4,000	4,292
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.000% due 06/15/2039	2,000	2,264
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (b)	11,505	13,743
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,123
5.625% due 07/15/2047	2,500	2,846
6.375% due 07/15/2049	1,250	1,424
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,000	11,330
5.750% due 11/15/2051	54,000	62,840
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	6,000	6,296
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,750	2,008
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 03/15/2028	3,000	3,600
TSASC, Inc., New York Revenue Bonds, Series 2006
5.000% due 06/01/2026	3,000	3,022

		160,300

NORTH CAROLINA 0.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	550	555

NORTH DAKOTA 0.5%
Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	3,710	3,915

OHIO 9.6%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	29,100	24,040
6.500% due 06/01/2047	33,740	30,176
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2030	3,900	4,376
Ohio State Revenue Bonds, Series 2009
5.500% due 01/01/2039	3,000	3,394
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	10,000	10,989

		72,975

OREGON 0.3%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2009
5.500% due 07/15/2035	1,000	1,151
Oregon Department of Administrative Services State Certificates of Participation Bonds, Series 2009
5.250% due 05/01/2039	1,155	1,310

		2,461

PENNSYLVANIA 8.4%
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	7,500	8,222
Capital Region Water, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	3,250	1,557
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	1,000	1,104
6.000% due 07/01/2035	670	735
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	500	570
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, (FHA Insured), Series 2010
5.375% due 08/01/2038	8,465	9,772

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 03/01/2040	400	443
6.000% due 07/01/2043	850	930
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	10,000	11,209
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	1,000	1,061
5.625% due 07/01/2042	7,000	7,384
Philadelphia, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2008
5.250% due 12/15/2032	17,000	19,087
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	555
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2010
5.125% due 07/01/2030	1,000	1,138

		63,767

RHODE ISLAND 3.5%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2002
6.250% due 06/01/2042	26,200	26,322

SOUTH CAROLINA 2.9%
Greenwood County, South Carolina Revenue Bonds, Series 2009
5.375% due 10/01/2039	1,000	1,136
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.500% due 12/01/2053	10,000	11,454
South Carolina State Public Service Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	8,000	9,281

		21,871

TENNESSEE 1.8%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.625% due 10/01/2039	1,750	2,002
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	1,000	1,145
Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2006
5.250% due 09/01/2036	500	523
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	3,000	3,484
5.000% due 02/01/2027	6,000	6,901

		14,055

TEXAS 20.6%
Aubrey Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2002
5.500% due 02/15/2033	130	130
Austin Trust, Texas General Obligation Bonds, Series 2007
4.750% due 04/01/2036 (b)	17,500	18,347
Central Texas Turnpike System Revenue Bonds, Series 2015
5.000% due 08/15/2037	1,000	1,132
Dallas, Texas Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	2,500	2,829
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	21,000	23,201
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
5.250% due 10/01/2029	3,750	4,330
5.500% due 10/01/2039	12,700	14,712
HFDC of Central Texas, Inc. Revenue Bonds, Series 2006
5.500% due 02/15/2037	700	706
North Harris County, Texas Regional Water Authority Revenue Bonds, Series 2008
5.250% due 12/15/2033	10,300	11,645
5.500% due 12/15/2038	10,300	11,788
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	5,000	5,545
5.750% due 01/01/2033	1,200	1,324
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	5,750	6,232
5.500% due 09/01/2041	1,300	1,564
San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010
6.700% due 08/15/2040	250	299
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	3,000	3,505
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	19,380	24,042
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2026	5,000	5,649
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035 (b)	10,025	10,302
Texas State General Obligation Bonds, Series 2010
7.683% due 04/01/2037 (c)	5,365	6,395
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series 2007
5.875% due 12/01/2036	1,000	1,095

Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,189

		155,961

VIRGINIA 0.3%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,150
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^	412	13
6.000% due 06/01/2043	1,273	1,215

		2,378

WASHINGTON 2.2%
Washington Health Care Facilities Authority Revenue Bonds, (AGC Insured), Series 2008
6.000% due 08/15/2039	1,300	1,530
Washington Health Care Facilities Authority Revenue Bonds, Series 2007
6.125% due 08/15/2037	13,000	14,193
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	1,000	1,244

		16,967

WEST VIRGINIA 0.6%
West Virginia Economic Development Authority Revenue Bonds, Series 2010
5.375% due 12/01/2038	2,000	2,212
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	1,955	2,299

		4,511

WISCONSIN 0.2%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	1,000	1,216

Total Municipal Bonds & Notes (Cost $1,018,318)		1,135,680

SHORT-TERM INSTRUMENTS 3.1%
REPURCHASE AGREEMENTS (d) 2.0%		15,200

SHORT-TERM NOTES 1.1%
Fannie Mae
0.101% due 05/21/2015	4,500	4,499
Federal Home Loan Bank
0.061% due 04/29/2015	4,100	4,099

		8,598

U.S. TREASURY BILLS 0.0%
0.020% due 05/14/2015	300	300

Total Short-Term Instruments (Cost $24,098)		24,098

Total Investments in Securities (Cost $1,042,416)		1,159,778

Total Investments 152.8% (Cost $1,042,416)		$1,159,778
Preferred Shares (48.4%)		(367,000)
Other Assets and Liabilities, net (4.4%)		(33,931)

Net Assets Applicable to Common Shareholders 100.0%		$758,847

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS, SHARES, AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security becomes interest bearing at a future date.

(b)	Residual Interest Bonds held in trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(c)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on February 28, 2015.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	0.120%	02/27/2015	03/02/2015	$15,200	U.S. Treasury Notes 1.000% due 05/31/2018	$(15,532)	$15,200	$15,200

Total Repurchase Agreements						$(15,532)	$15,200	$15,200

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 02/28/2015
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$ 0	$36,554	$0	$36,554
Arizona	0	98,494	0	98,494
California	0	154,694	0	154,694
Colorado	0	17,094	0	17,094
Connecticut	0	2,579	0	2,579
Florida	0	57,363	0	57,363
Georgia	0	4,478	0	4,478
Illinois	0	65,129	0	65,129
Indiana	0	5,100	0	5,100
Iowa	0	26,737	0	26,737
Kansas	0	1,439	0	1,439
Kentucky	0	1,157	0	1,157
Louisiana	0	8,460	0	8,460
Maryland	0	15,226	0	15,226
Massachusetts	0	9,938	0	9,938
Michigan	0	5,306	0	5,306
Minnesota	0	3,290	0	3,290
Mississippi	0	41	0	41
Missouri	0	11,695	0	11,695
Nevada	0	10,432	0	10,432
New Hampshire	0	2,265	0	2,265
New Jersey	0	48,721	0	48,721
New Mexico	0	2,234	0	2,234
New York	0	160,300	0	160,300
North Carolina	0	555	0	555
North Dakota	0	3,915	0	3,915
Ohio	0	72,975	0	72,975
Oregon	0	2,461	0	2,461
Pennsylvania	0	63,767	0	63,767
Rhode Island	0	26,322	0	26,322
South Carolina	0	21,871	0	21,871
Tennessee	0	14,055	0	14,055
Texas	0	155,961	0	155,961
Virginia	0	2,378	0	2,378
Washington	0	16,967	0	16,967
West Virginia	0	4,511	0	4,511
Wisconsin	0	1,216	0	1,216
Short-Term Instruments
Repurchase Agreements	0	15,200	0	15,200
Short-Term Notes	0	8,598	0	8,598
U.S. Treasury Bills	0	300	0	300

Total Investments	$ 0	$1,159,778	$0	$1,159,778

There were no significant transfers between Levels 1, 2, or 3 during the period ended February 28, 2015.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Fund. The Board has formed a Valuation Committee, whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Fund’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the investment manager (the “Manager”). The Board has delegated responsibility for applying the valuation methods to the Manager. The Manager monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Manager pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Manager monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Manager determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments of the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of February 28, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of February 28, 2015, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$ 1,042,416	$ 123,503	$ (6,141)	$ 117,362

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
SAL	Citigroup Global Markets, Inc.

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	IBC	Insured Bond Certificate

Item 2. Controls and Procedures

(a) The registrant’s President, Principal Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund II

By:	/s/ Peter G. Strelow
Peter G. Strelow
President, Principal Executive Officer

Date: April 27, 2015

By:	/s/ William G. Galipeau
William G. Galipeau, Treasurer,
Principal Financial & Accounting Officer

Date: April 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow,
President, Principal Executive Officer

Date: April 27, 2015

By:	/s/ William G. Galipeau
William G. Galipeau, Treasurer,
Principal Financial & Accounting Officer

Date: April 27, 2015